Schedule of designated and unrealized sales (Details) - Dec. 31, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	$ 2,250,000	R$ 12,556,126
Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	22,500	125,561
Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	22,500	125,561
Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	22,500	125,561
Later than five years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	82,500	460,391
Later than seven years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	225,000	1,255,613
Later than ten years and not later than fifteen years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	225,000	1,255,613
Later than fifteen years and not later than twenty years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	525,000	2,929,763
Later than twenty years and not later than twenty-five years [member]
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	525,000	2,929,763
Later than thirty years and not later than thirtyfive years member
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	300,000	1,674,150
Later than fourty years and not later than fourtyfive years member
Disclosure of detailed information about financial instruments [line items]
Designated and unrealized sales nominal value	$ 300,000	R$ 1,674,150